Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (452)	$ (3,339)	$ 4,966	$ (1,140)	$ (2,271)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	57	34	170	86	82
Amortization of deferred financing and waiver fees					362
Reduction of doubtful accounts and sales returns		(204)	(106)	(270)	(273)
Stock based compensation	749	856	2,907	1,821	1,110
Deferred income taxes (benefit)		(150)	891	(9,056)
Amortization of common stock issued for services				65	233
Loss on disposal of asset			2
Gain on settlement					(38)
Change in the fair value of warrant liability		3,057	(2,548)	15,987	6,533
Changes in operating assets and liabilities:
Accounts receivable	932	656	(320)	(377)	(647)
Inventory	(40)	(244)	(855)	274	195
Prepaid expenses and other current assets	(247)	73	(231)	(110)	5
Advance payments			76	(110)	(483)
Deferred revenue			112	(212)	74
Accounts payable, accrued compensation, and accrued expenses	(669)	58	(1,648)	1,998	285
Other current liabilities			129	(662)	93
Net cash provided by operating activities	330	797	3,545	8,294	5,260
Cash flows from investing activities:
Purchase of equipment	(598)	(284)	(2,861)	(2,348)	(718)
Purchase of investments	(1,500)	(650)	(2,145)	(4,500)	(3)
Net cash used in investing activities	(2,098)	(934)	(5,006)	(6,848)	(721)
Cash flows from financing activities:
Proceeds from exercise of stock options and warrants	29	104	1,331	1,055	5
Purchase of treasury stock			(95)
Payments of debt and capitalized lease obligations					(1,653)
Net cash provided by (used in) financing activities	29	104	1,236	1,055	(1,648)
Net (decrease) increase in cash and cash equivalents	(1,739)	(33)	(225)	2,501	2,891
Cash and cash equivalents, beginning of year	7,571	7,796	7,796	5,295	2,404
Cash and cash equivalents, end of year	5,832	7,763	7,571	7,796	5,295
Cash paid for interest		15	75	91	107
Cash paid for taxes			115	164	138
Supplemental non-cash transactions:
Issuance of common stock for services charged to prepaid expenses					304
Issuance of shares of common stock for cashless exercise of warrants
Conversion of 20 and 60 shares of Series B Convertible Preferred Stock for 26,666 and 80,000 shares of common stock in 2011 and 2010, respectively.
Issuance of 49,685 shares of common stock for cashless exercise of 60,000 stock options in 2011.